Comprehensive Income and Accumulated Other Comprehensive Income (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)
Changes in the components of accumulated other comprehensive income (loss) are as follows and are presented net of tax:

	Unrealized Holding Gains (Losses) on Available for Sale Securities	Unrealized Impairment Loss on Held to Maturity Security	Unfunded Pension Liability	Accumulated Other Comprehensive Income (Loss)
(Dollars in thousands)
Three Months Ended March 31, 2017:
Balance, beginning of period	$(334)	$(331)	$65	$(600)
Other comprehensive income (loss) before reclassifications	112	—	—	112
Amounts reclassified from accumulated other comprehensive income (loss)	—	—	(12)	(12)
Reclassification adjustment for (gains) realized in income	(49)	—	—	(49)
Other comprehensive income (loss)	63	—	(12)	51
Balance, end of period	$(271)	$(331)	$53	$(549)

	Unrealized Holding Gains (Losses) on Available for Sale Securities	Unrealized Impairment Loss on Held to Maturity Security	Unfunded Pension Liability	Accumulated Other Comprehensive Income (Loss)
Three Months Ended March 31, 2016:
Balance, beginning of period	$90	$(331)	$111	$(130)
Other comprehensive income (loss) before reclassifications	330	—	—	330
Amounts reclassified from accumulated other comprehensive income (loss)	—	—	(15)	(15)
Other comprehensive income (loss)	330	—	(15)	315
Balance, end of period	$420	$(331)	$96	$185

The components of accumulated other comprehensive income (loss), and the related tax effects, are as follows:

	Before-Tax Amount	Income Tax Effect	Net-of-Tax Amount
(Dollars in thousands)
March 31, 2017
Unrealized net holding (losses) on available-for-sale securities	$(283)	$61	$(222)
Reclassification adjustment for (gains) realized in income	(82)	33	(49)
Other comprehensive (loss) on available for sale securities	(365)	94	(271)
Unrealized impairment (loss) on held to maturity security	(501)	170	(331)
Unfunded pension liability:
Plan actuarial gains (losses) included in other comprehensive income	90	(37)	53
Accumulated other comprehensive (loss)	$(776)	$227	$(549)

	Before-Tax Amount	Income Tax Effect	Net-of-Tax Amount
March 31, 2016
Unrealized net holding gains on available-for-sale securities	$722	$(302)	$420
Unrealized impairment (loss) on held to maturity security	(501)	170	(331)
Unfunded pension liability:
Plan actuarial gains (losses) included in other comprehensive income	160	(64)	96
Accumulated other comprehensive income	$381	$(196)	$185

The components of accumulated other comprehensive income (loss) that are included in shareholders' equity and the related tax effects are as follows:

Year ended December 31, 2016:
(Dollars in thousands)	Before-Tax Amount	Income Tax Effect	Net-of-Tax Amount
Unrealized holding (losses) gains on available for sale securities:
Unrealized holding gains on available for sale securities	$(464)	$130	$(334)
Reclassification adjustment for (gains) losses realized in income	—	—	—
Other comprehensive (loss) on securities available for sale	(464)	130	(334)
Unrealized impairment (loss) on held to maturity security:
Unrealized impairment (loss) on held to maturity security	(501)	170	(331)
Unfunded pension liability:
Changes from plan actuarial gains and losses included in other comprehensive income	269	(108)	161
Reclassification adjustment for (gains) realized in income	(160)	64	(96)
Other comprehensive gain from plan actuarial gains	109	(44)	65
Accumulated other comprehensive income (loss)	$(856)	$256	$(600)

Year ended December 31, 2015:
(Dollars in thousands)	Before-Tax Amount	Income Tax Effect	Net-of-Tax Amount
Unrealized holding (losses) gains on available for sale securities:
Unrealized holding gains on available for sale securities	$203	$(113)	$90
Reclassification adjustment for loss realized in income	—	—	—
Other comprehensive gain on securities available for sale	203	(113)	90
Unrealized impairment (loss) on held to maturity security:
Unrealized impairment (loss) on held to maturity security	(501)	170	(331)
Unfunded pension liability:
Changes from plan actuarial gains and losses included in other comprehensive income	452	(181)	271
Reclassification adjustment for (gains) realized in income	(266)	106	(160)
Other comprehensive gain from plan actuarial gains	186	(75)	111
Accumulated other comprehensive income (loss)	$(112)	$(18)	$(130)
Changes in the components of accumulated other comprehensive income (loss) are as follows and are presented net of tax:

(Dollars in thousands)	Unrealized Holding (Losses) Gains on Available for Sale Securities	Unrealized Impairment Loss On Held to Maturity Security	Unfunded Pension Liability	Accumulated Other Comprehensive Income (Loss)
Balance, January 1, 2015	$276	$(331)	$303	$248
Other comprehensive income (loss) before reclassifications	(186)	—	(32)	(218)
Amounts reclassified from accumulated other comprehensive income (loss)	—	—	(160)	(160)
Other comprehensive income (loss)	(186)	—	(192)	(378)
Balance, December 31, 2015	90	(331)	111	(130)
Other comprehensive income (loss) before reclassifications	(424)	—	52	(372)
Amounts reclassified from accumulated other comprehensive income (loss)	—	—	(98)	(98)
Other comprehensive income (loss)	(424)	—	(46)	(470)
Balance, December 31, 2016	$(334)	$(331)	$65	$(600)